Segmented Information - Segmented Revenue by Revenue Type (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Segmented Information
REVENUES	$ 728,992	$ 651,000	$ 572,931
Service
Segmented Information
REVENUES	677,180	590,243	520,930
Professional services and other
Segmented Information
REVENUES	49,293	55,042	46,675
License
Segmented Information
REVENUES	$ 2,519	$ 5,715	$ 5,326